Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2023	2022
Copper	$1,065,830	$838,126
Zinc	76,611	223,400
Gold	463,009	325,133
Silver	35,594	24,959
Molybdenum	79,370	54,531
Other	239	5,374
Revenue from contracts	1,720,653	1,471,523
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	39,764	35,994
Amortization of deferred revenue - silver	32,660	36,235
Amortization of deferred revenue - variable consideration adjustments - prior periods	4,885	959
	77,309	73,188
Pricing and volume adjustments [2]	5,780	(14,335)
	1,803,742	1,530,376
Treatment and refining charges	(113,712)	(68,936)
	$1,690,030	$1,461,440

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2023	2022
Cost of sales	$391,657	$337,615
Selling and administrative expenses	1,411	1,448
	$393,068	$339,063

Disclosure of detailed information about share-based compensation expenses (recoveries) [Table Text Block]
	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2023
Cost of sales	$589	$-	$-	$-	$589
Selling and administrative	2,076	1,717	621	2,137	6,551
Other expenses	217	-	-	-	217
	$2,882	$1,717	$621	$2,137	$7,357
Year ended December 31, 2022
Cost of sales	$420	$-	$-	$-	$420
Selling and administrative	1,541	(849)	(1,011)	$1,848	1,529
Other expenses	115	-	-	-	115
	$2,076	$(849)	$(1,011)	$1,848	$2,064

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2023	2022
Current employee benefits	$193,534	$184,100
Profit-sharing plan expense	28,671	22,002
Share-based compensation (notes 7c, 22, 27)
Equity settled stock options	2,137	1,848
Cash-settled restricted share units	2,882	2,076
Cash-settled deferred share units	1,717	(849)
Cash-settled performance share units	621	(1,011)
Employee share purchase plan	1,822	1,941
Post-employee pension benefits
Defined benefit plans	774	9,737
Defined contribution plans	701	2,097
Post-employment plan curtailment (note 23, 24)	50	(2,384)
Post-employment plan attribution changes (note 24)	-	(3,179)
Other post-retirement employee benefits	12	8,894
Termination benefits	4,588	5,092
	$237,509	$230,364

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2023	2022
Regional costs	$4,288	$4,813
Loss (gain) on disposal of PP&E	7,449	(3,312)
Amortization of community costs (other assets)	6,985	2,720
Copper Mountain related acquisition costs (note 5)	6,932	708
Restructuring	2,909	10,609
Care & maintenance - Manitoba	17,081	9,040
Evaluation costs	774	7,964
Insurance recovery	(4,226)	(5,698)
Change in other provisions (non-capital)	-	5,798
Value-added-tax recovery	(3,859)	-
Other	(25)	(56)
	$38,308	$32,586

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2023	2022
Net interest expense on long-term debt
Net interest expense on long-term debt	$76,202	$67,663
Accretion on streaming arrangements (note 21)
Additions	26,387	28,718
Variable consideration adjustments - prior periods	(96)	(940)
	26,291	27,778
Change in fair value of financial assets and liabilities at fair value through profit or loss
Gold prepayment liability (note 18)	11,223	3,426
Investments	2,830	(2,484)
	14,053	942
Other net finance costs
Net foreign exchange loss (gain)	5,342	(5,384)
Accretion on community agreements measured at amortized cost	4,178	3,099
Accretion on environmental provisions	9,948	8,498
Accretion on Wheaton refund liability	487	879
Withholding taxes	6,035	6,092
Loss on disposal of investments	667	3,648
Other finance expense	10,278	7,885
Interest income	(8,146)	(2,606)
	28,789	22,111
Net finance expense	$145,335	$118,494